Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest on bank borrowings	¥ 1,112	¥ 1,149	¥ 1,569
Interest relating to lease liabilities (note 18(c))	3,655	3,894
Interest relating to obligations under finance leases			2,440
Interest relating to post-retirement benefit obligations	85	92	106
Interest relating to provision for lease return costs for aircraft and engines	283	270
Interest on bonds and debentures	632	520	468
Interest relating to interest rate swap contracts	4	(68)	(6)
Less: amounts capitalized into advanced payments on acquisition of aircraft	(558)	(687)	(850)
Interest expense	5,213	5,170	3,727
Foreign exchange losses, net	0	990	2,040
Finance costs	¥ 5,213	¥ 6,160	¥ 5,767